Schedule of Investments (unaudited)
July 31, 2026
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.1%
L3Harris Technologies, Inc., 5.40%, 01/15/27	$100	$100,403
RTX Corp., 3.50%, 03/15/27	300	298,423
		398,826
Agriculture — 0.9%
BAT Capital Corp., 4.70%, 04/02/27	300	300,343
Bunge Ltd. Finance Corp., 3.75%, 09/25/27	100	99,105
Darling Ingredients, Inc., 5.25%, 04/15/27(a)(b)	4,264	4,263,363
		4,662,811
Apparel — 0.8%
VF Corp., 2.80%, 04/23/27(b)	4,266	4,201,389
Auto Manufacturers — 4.6%
Allison Transmission, Inc., 4.75%, 10/01/27(a)	3,416	3,400,013
Honda Motor Co. Ltd., 2.53%, 03/10/27	100	98,857
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)	4,452	4,401,403
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/27(a)	2,331	2,322,180
Nissan Motor Co. Ltd., 4.35%, 09/17/27(a)	13,236	12,988,400
		23,210,853
Auto Parts & Equipment — 1.2%
BorgWarner, Inc., 2.65%, 07/01/27(b)	100	98,416
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27(b)	5,931	5,922,990
Lear Corp., 3.80%, 09/15/27	100	98,969
		6,120,375
Banks — 1.0%
Citigroup, Inc., 4.45%, 09/29/27(b)	400	398,982
Freedom Mortgage Corp., 6.63%, 01/15/27(a)	4,003	4,008,637
Goldman Sachs Group, Inc. (The), 5.95%, 01/15/27	100	100,625
KeyCorp, 2.25%, 04/06/27	100	98,456
Morgan Stanley, 3.95%, 04/23/27	200	199,133
Santander Holdings USA, Inc., 4.40%, 07/13/27(b)	100	99,903
		4,905,736
Beverages — 0.0%
Constellation Brands, Inc., 4.35%, 05/09/27	100	99,880
Keurig Dr. Pepper, Inc., 5.10%, 03/15/27	100	100,328
		200,208
Biotechnology — 0.1%
Amgen, Inc., 2.20%, 02/21/27	300	296,415
Bio-Rad Laboratories, Inc., 3.30%, 03/15/27	100	99,207
Illumina, Inc., 5.75%, 12/13/27	100	101,359
Royalty Pharma PLC, 1.75%, 09/02/27	100	97,009
		593,990
Building Materials — 0.4%
Carlisle Companies, Inc., 3.75%, 12/01/27	100	98,836
Jeld-Wen, Inc., 4.88%, 12/15/27(a)	2,174	1,758,473
Owens Corning, 5.50%, 06/15/27	100	100,741
		1,958,050
Chemicals — 3.5%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	4,276	4,269,484
Celanese U.S. Holdings LLC, 7.17%, 07/15/27(b)	4,730	4,784,523
HB Fuller Co., 4.00%, 02/15/27(b)	2,291	2,271,850
Methanex Corp., 5.13%, 10/15/27	6,146	6,151,717
Mosaic Co. (The), 4.05%, 11/15/27	100	99,202
Nutrien Ltd., 4.50%, 03/12/27	100	100,018
RPM International, Inc., 3.75%, 03/15/27	100	99,416
Security	Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co. (The), 3.45%, 06/01/27	$100	$99,217
		17,875,427
Commercial Services — 5.6%
Brink's Co. (The), 4.63%, 10/15/27(a)	5,300	5,266,375
Equifax, Inc., 5.10%, 12/15/27	100	100,583
Korn Ferry, 4.63%, 12/15/27(a)	3,350	3,331,073
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	8,647	8,490,162
Quanta Services, Inc., 4.75%, 08/09/27	100	100,187
Service Corp. International/U.S., 4.63%, 12/15/27	4,691	4,662,034
United Rentals North America, Inc., 3.88%, 11/15/27	6,303	6,232,878
		28,183,292
Computers — 0.1%
Dell International LLC/EMC Corp., 6.10%, 07/15/27	100	101,176
Hewlett Packard Enterprise Co., 4.40%, 09/25/27	200	199,447
HP, Inc., 3.00%, 06/17/27	100	98,821
NetApp, Inc., 2.38%, 06/22/27	100	98,151
		497,595
Cosmetics & Personal Care — 0.1%
Haleon U.S. Capital LLC, 3.38%, 03/24/27	300	297,851
Diversified Financial Services — 6.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 01/15/27	400	402,497
Ally Financial, Inc., 4.75%, 06/09/27	100	100,162
Capital One Financial Corp., 3.75%, 03/09/27	300	298,863
GGAM Finance Ltd., 8.00%, 02/15/27(a)	5,306	5,314,396
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	8,058	8,187,268
Jefferies Financial Group, Inc., 4.85%, 01/15/27	100	100,097
LD Holdings Group LLC, 8.75%, 11/01/27(a)(b)	3,010	2,711,984
LPL Holdings, Inc., 5.70%, 05/20/27	100	100,593
Navient Corp., 5.00%, 03/15/27	6,158	6,129,969
Nomura Holdings, Inc., 2.33%, 01/22/27	200	198,054
OneMain Finance Corp., 3.50%, 01/15/27(b)	6,392	6,341,572
ORIX Corp., 3.70%, 07/18/27(b)	100	99,291
Radian Group, Inc., 4.88%, 03/15/27	100	99,895
Sumisho Air Lease Corp., 2.20%, 01/15/27	200	197,831
United Wholesale Mortgage LLC, 5.75%, 06/15/27(a)	4,317	4,281,429
		34,563,901
Electric — 1.3%
Appalachian Power Co., Series X, 3.30%, 06/01/27	200	197,970
Black Hills Corp., 3.15%, 01/15/27	100	99,411
Duke Energy Corp., 4.85%, 01/05/27	200	200,432
Edison International, 5.75%, 06/15/27	100	100,604
Eversource Energy, 5.00%, 01/01/27	200	200,410
Exelon Corp., 2.75%, 03/15/27	100	99,005
FirstEnergy Corp., Series B, 3.90%, 07/15/27	100	99,504
ITC Holdings Corp., 3.35%, 11/15/27	100	98,404
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/27	500	500,900
Pacific Gas and Electric Co., 3.30%, 03/15/27	300	297,525
Sempra, 3.25%, 06/15/27	100	98,877
XPLR Infrastructure Operating Partners LP, 4.50%, 09/15/27(a)	4,866	4,811,841
		6,804,883
Electrical Components & Equipment — 0.5%
EnerSys, 4.38%, 12/15/27(a)	2,542	2,511,667
Electronics — 0.0%
Jabil, Inc., 4.25%, 05/15/27	100	99,733

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Keysight Technologies, Inc., 4.60%, 04/06/27	$100	$100,017
		199,750
Entertainment — 6.1%
Affinity Interactive, 6.88%, 12/15/27(a)	3,129	1,515,556
Churchill Downs, Inc., 5.50%, 04/01/27(a)(b)	4,677	4,680,030
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)(b)	6,648	6,615,911
6.50%, 05/15/27(a)(b)	8,394	8,400,298
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	3,606	3,417,977
Penn Entertainment, Inc., 5.63%, 01/15/27(a)(b)	3,397	3,403,941
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(a)(b)	3,094	3,077,530
		31,111,243
Food — 0.1%
Campbell's Co. (The), 5.20%, 03/19/27	100	100,388
Conagra Brands, Inc., 1.38%, 11/01/27	100	95,889
J M Smucker Co. (The), 3.38%, 12/15/27	100	98,426
McCormick & Co., Inc./MD, 3.40%, 08/15/27	100	98,858
Mondelez International, Inc., 2.63%, 03/17/27	100	98,898
Sysco Corp., 3.25%, 07/15/27	100	98,889
Tyson Foods, Inc., 3.55%, 06/02/27	100	99,297
		690,645
Health Care - Products — 0.1%
Agilent Technologies, Inc., 4.20%, 09/09/27(b)	100	99,635
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	100	101,222
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/27	100	100,147
		301,004
Health Care - Services — 6.1%
Centene Corp., 4.25%, 12/15/27(b)	10,125	10,086,053
Cigna Group (The), 3.40%, 03/01/27(b)	200	198,858
Elevance Health, Inc., 3.65%, 12/01/27(b)	200	197,724
Humana, Inc., 1.35%, 02/03/27	100	98,487
ICON Investments Six DAC, 5.81%, 05/08/27	200	201,440
IQVIA, Inc., 5.00%, 05/15/27(a)	9,365	9,358,336
Laboratory Corp. of America Holdings, 3.60%, 09/01/27	100	98,990
Quest Diagnostics, Inc., 4.60%, 12/15/27	100	100,043
Tenet Healthcare Corp., 5.13%, 11/01/27	10,628	10,621,668
		30,961,599
Holding Companies - Diversified — 4.0%
FS KKR Capital Corp.
2.63%, 01/15/27(b)	3,375	3,320,333
3.25%, 07/15/27(b)	4,450	4,317,767
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27	12,511	12,423,604
		20,061,704
Home Builders — 1.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)	5,060	5,065,028
KB Home, 6.88%, 06/15/27	2,327	2,342,417
Toll Brothers Finance Corp., 4.88%, 03/15/27	100	100,101
Tri Pointe Homes, Inc., 5.25%, 06/01/27(b)	2,350	2,348,544
		9,856,090
Housewares — 0.9%
Newell Brands, Inc., 6.38%, 09/15/27(b)	4,430	4,458,558
Insurance — 1.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27(a)(b)	6,546	6,470,621
Security	Par (000)	Value
Insurance (continued)
American National Group, Inc., 5.00%, 06/15/27	$100	$100,165
Aon North America, Inc., 5.13%, 03/01/27	200	200,669
Arthur J Gallagher & Co., 4.60%, 12/15/27	100	100,015
CNA Financial Corp., 3.45%, 08/15/27(b)	100	98,917
Corebridge Financial, Inc., 3.65%, 04/05/27	100	99,397
		7,069,784
Internet — 7.0%
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/27(a)	1,557	1,537,897
7.00%, 06/15/27(a)	2,545	2,509,249
eBay, Inc., 3.60%, 06/05/27	100	99,123
Expedia Group, Inc., 4.63%, 08/01/27	100	100,004
Gen Digital, Inc., 6.75%, 09/30/27(a)	7,800	7,811,608
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)(b)	5,118	5,112,889
Match Group Holdings II LLC, 5.00%, 12/15/27(a)	3,844	3,838,300
Rakuten Group, Inc., 11.25%, 02/15/27(a)	14,085	14,499,974
		35,509,044
Iron & Steel — 1.1%
ArcelorMittal SA, 6.55%, 11/29/27	100	102,239
Fortescue Treasury Pty. Ltd., 4.50%, 09/15/27(a)	5,297	5,251,771
		5,354,010
Lodging — 9.6%
Boyd Gaming Corp., 4.75%, 12/01/27	8,512	8,470,357
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	5,118	5,115,012
Las Vegas Sands Corp., 5.90%, 06/01/27	100	100,830
Marriott International, Inc./MD, 4.20%, 07/15/27	100	99,737
Melco Resorts Finance Ltd., 5.63%, 07/17/27(b)(c)	5,292	5,278,613
MGM China Holdings Ltd., 4.75%, 02/01/27(a)	6,364	6,345,275
MGM Resorts International, 5.50%, 04/15/27	5,755	5,764,720
Travel and Leisure Co., 6.00%, 04/01/27(b)	3,446	3,458,478
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	7,599	7,594,941
Wynn Macau Ltd., 5.50%, 10/01/27(a)	6,548	6,522,955
		48,750,918
Machinery — 1.6%
AGCO Corp., 5.45%, 03/21/27	100	100,349
CNH Industrial Capital LLC, 4.50%, 10/08/27	100	99,911
CNH Industrial NV, 3.85%, 11/15/27	100	98,910
Ingersoll Rand, Inc., 5.20%, 06/15/27	100	100,546
Otis Worldwide Corp., 2.29%, 04/05/27	100	98,595
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)	7,523	7,524,392
		8,022,703
Media — 8.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27(a)	8,594	8,576,827
CSC Holdings LLC, 5.50%, 04/15/27(a)	11,295	6,987,402
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	2,877	2,874,070
Discovery Global Holdings, Inc., 3.76%, 03/15/27	7,150	7,107,236
Paramount Global, 2.90%, 01/15/27(b)	4,980	4,933,011
Sirius XM Radio LLC, 5.00%, 08/01/27(a)	10,734	10,718,667
		41,197,213
Oil & Gas — 1.9%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27(a)	1,606	1,706,811
Canadian Natural Resources Ltd., 3.85%, 06/01/27	100	99,406

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Diamondback Energy, Inc., 5.20%, 04/18/27	$100	$100,432
EQT Corp., 3.90%, 10/01/27	100	99,037
Phillips 66 Co., 4.95%, 12/01/27	100	100,460
SM Energy Co., 6.63%, 01/15/27	2,949	2,955,395
Sunoco LP, 5.88%, 07/15/27(a)(b)	4,443	4,446,148
Valero Energy Corp., 2.15%, 09/15/27	100	97,380
		9,605,069
Packaging & Containers — 0.6%
Berry Global, Inc., 1.65%, 01/15/27	100	98,712
Graphic Packaging International LLC, 4.75%, 07/15/27(a)(b)	2,782	2,764,900
Packaging Corp. of America, 3.40%, 12/15/27	100	98,408
		2,962,020
Pharmaceuticals — 0.1%
Cencora, Inc., 3.45%, 12/15/27	100	98,528
CVS Health Corp., 3.63%, 04/01/27	300	298,277
Viatris, Inc., 2.30%, 06/22/27	100	97,732
		494,537
Pipelines — 1.9%
Boardwalk Pipelines LP, 4.45%, 07/15/27(b)	100	99,927
Buckeye Partners LP, 4.13%, 12/01/27	3,620	3,559,392
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	100	100,182
DCP Midstream Operating LP, 5.63%, 07/15/27	100	100,744
Energy Transfer LP, 4.40%, 03/15/27	300	299,965
MPLX LP, 4.13%, 03/01/27	200	199,571
Northwest Pipeline LLC, 4.00%, 04/01/27	200	199,417
NuStar Logistics LP, 5.63%, 04/28/27	4,694	4,708,828
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/27	100	100,165
Targa Resources Corp., 5.20%, 07/01/27	100	100,550
		9,468,741
Real Estate Investment Trusts — 8.9%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/27	100	99,656
Arbor Realty Trust, Inc., 4.50%, 03/15/27(a)(b)	2,375	2,306,907
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27(a)(b)	2,576	2,550,894
Boston Properties LP, 6.75%, 12/01/27	100	102,516
Brandywine Operating Partnership LP, 3.95%, 11/15/27(b)	4,051	3,949,113
Brixmor Operating Partnership LP, 3.90%, 03/15/27	100	99,590
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)(b)	6,559	6,472,968
Digital Realty Trust LP, 3.70%, 08/15/27	100	99,181
EPR Properties, 4.50%, 06/01/27	100	99,726
Extra Space Storage LP, 3.88%, 12/15/27	100	98,969
Federal Realty OP LP, 3.25%, 07/15/27	100	98,848
Healthcare Realty Holdings LP, 3.75%, 07/01/27	100	99,352
Hudson Pacific Properties LP, 3.95%, 11/01/27(b)	3,618	3,522,157
Iron Mountain, Inc., 4.88%, 09/15/27(a)	8,515	8,491,148
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	12,077	11,714,644
NNN REIT, Inc., 3.50%, 10/15/27	100	98,752
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	100	99,788
SBA Communications Corp., 3.88%, 02/15/27	100	99,409
Service Properties Trust, 0.00%, 09/30/28(a)(d)	5,158	4,811,186
Ventas Realty LP, 3.85%, 04/01/27	100	99,578
		45,014,382
Security	Par (000)	Value
Retail — 3.2%
Advance Auto Parts, Inc., 1.75%, 10/01/27	$3,201	$3,074,852
AutoZone, Inc., 3.75%, 06/01/27	100	99,419
Darden Restaurants, Inc., 3.85%, 05/01/27	100	99,498
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	6,392	6,370,836
Lithia Motors, Inc., 4.63%, 12/15/27(a)(b)	3,363	3,347,083
Lowe's Companies, Inc., 3.35%, 04/01/27	300	298,020
Nordstrom, Inc., 4.00%, 03/15/27	2,901	2,868,240
O'Reilly Automotive, Inc., 3.60%, 09/01/27	100	99,046
Starbucks Corp., 2.00%, 03/12/27	200	197,074
		16,454,068
Semiconductors — 0.1%
Intel Corp., 3.75%, 03/25/27	300	298,508
Software — 3.2%
Autodesk, Inc., 3.50%, 06/15/27	100	99,164
Fiserv, Inc., 2.25%, 06/01/27	100	98,184
Oracle Corp., 2.80%, 04/01/27	500	493,535
Roper Technologies, Inc., 1.40%, 09/15/27	100	96,573
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	15,117	15,111,413
Synopsys, Inc., 4.55%, 04/01/27	100	100,022
Take-Two Interactive Software, Inc., 3.70%, 04/14/27	100	99,435
Workday, Inc., 3.50%, 04/01/27	100	99,290
		16,197,616
Telecommunications — 1.7%
Altice Financing SA, 9.63%, 07/15/27(a)	3,275	2,177,875
AT&T, Inc., 3.80%, 02/15/27	400	398,532
Nokia OYJ, 4.38%, 06/12/27	100	99,375
Rogers Communications, Inc., 3.20%, 03/15/27	100	99,211
Telefonica Emisiones SA, 4.10%, 03/08/27	200	199,157
TELUS Corp., 2.80%, 02/16/27(b)	100	99,084
T-Mobile USA, Inc., 3.75%, 04/15/27	400	397,935
Viasat, Inc., 5.63%, 04/15/27(a)(b)	5,114	5,107,072
		8,578,241
Transportation — 0.0%
Ryder System, Inc., 5.30%, 03/15/27	100	100,355
Water — 0.0%
Essential Utilities, Inc., 4.80%, 08/15/27	100	100,198
Total Long-Term Investments — 96.6% (Cost: $494,658,623)		489,804,854
	Shares
Short-Term Securities
Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(e)(f)(g)	31,892,451	31,902,018
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(e)(f)	9,910,000	9,910,000
Total Short-Term Securities — 8.2% (Cost: $41,809,737)		41,812,018
Total Investments — 104.8% (Cost: $536,468,360)		531,616,872
Liabilities in Excess of Other Assets — (4.8)%		(24,365,432)
Net Assets — 100.0%		$507,251,440

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® 2027 Term High Yield and Income ETF

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,616,518	$13,288,510 (a)	$—	$(1,756)	$(1,254)	$31,902,018	31,892,451	$148,258 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,900,000	—	(1,990,000)(a)	—	—	9,910,000	9,910,000	357,461	—
				$(1,756)	$(1,254)	$41,812,018		$505,719	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$489,804,854	$—	$489,804,854
Short-Term Securities
Money Market Funds	41,812,018	—	—	41,812,018
	$41,812,018	$489,804,854	$—	$531,616,872

Portfolio Abbreviation
REIT	Real Estate Investment Trust

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® 2027 Term High Yield and Income ETF